Real Estate Owned (Details) - Schedule of Activity in Real Estate Owned - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Activity in Real Estate Owned [Abstract]
Balance at beginning of year	$ 10	$ 82
Loans transferred to real estate owned	60	45
Capitalized expenditures
Valuation adjustments
Disposals		(117)
Balance at end of year	$ 70	$ 10